UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2018 (Unaudited)

DWS Global High Income Fund

(formerly Deutsche Global High Income Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 92.3%
Consumer Discretionary 21.4%
Adient Global Holdings Ltd.:
144A, 3.5%, 8/15/2024	EUR	1,000,000	1,112,403
REG S, 3.5%, 8/15/2024	EUR	1,200,000	1,334,883
144A, 4.875%, 8/15/2026		465,000	426,638
Ally Financial, Inc., 5.75%, 11/20/2025		300,000	310,875
Altice France SA:
144A, 6.0%, 5/15/2022		1,803,000	1,858,352
144A, 7.375%, 5/1/2026		4,085,000	4,039,044
144A, 8.125%, 2/1/2027		1,388,000	1,417,634
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022 (b)		2,400,000	2,388,000
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		830,000	815,566
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		615,000	598,088
6.25%, 3/15/2026		520,000	499,200
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		405,000	402,975
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		1,595,000	1,608,956
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		620,000	580,475
Boyd Gaming Corp.:
144A, 6.0%, 8/15/2026		1,190,000	1,195,950
6.875%, 5/15/2023		310,000	325,984
Cablevision Systems Corp., 5.875%, 9/15/2022		4,000,000	4,010,000
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		1,110,000	1,019,812
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		1,015,000	953,466
144A, 5.125%, 5/1/2027		1,935,000	1,847,325
144A, 5.5%, 5/1/2026		1,970,000	1,935,525
144A, 5.875%, 4/1/2024		765,000	778,387
144A, 5.875%, 5/1/2027		540,000	535,275
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		2,416,000	2,409,960
144A, 7.5%, 4/1/2028		1,200,000	1,236,960
Clear Channel Worldwide Holdings, Inc., Series A, 6.5%, 11/15/2022		2,315,000	2,355,929
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		2,190,000	2,107,875
144A, 10.125%, 1/15/2023		1,395,000	1,534,500
144A, 10.875%, 10/15/2025		604,000	700,640
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		311,000	312,944
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		1,940,000	1,910,900
144A, 6.5%, 6/1/2026		1,365,000	1,382,062
DISH DBS Corp.:
5.875%, 7/15/2022 (b)		1,200,000	1,122,000
5.875%, 11/15/2024		650,000	539,500
EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	805,851
Europcar Groupe SA, 144A, 4.125%, 11/15/2024	EUR	750,000	866,541
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		745,000	754,312
5.25%, 4/15/2023 (b)		4,270,000	4,302,025
GLP Capital LP:
5.25%, 6/1/2025		810,000	824,898
5.75%, 6/1/2028		420,000	426,171
Grupo-Antolin Irausa SA, 144A, 3.25%, 4/30/2024	EUR	1,690,000	1,954,266
HD Supply, Inc., 144A, 5.75%, 4/15/2024		405,000	425,250
Lennar Corp., 5.0%, 6/15/2027		340,000	322,150
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,082,229
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,045,000	1,065,900
MGM Resorts International, 5.75%, 6/15/2025		1,488,000	1,500,559
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	794,725
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		545,000	545,681
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		480,000	453,010
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	263,344
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	235,000
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	285,175
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		1,545,000	1,591,350
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	286,500
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		400,000	365,000
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	1,800,000	2,233,730
Toll Brothers Finance Corp., 4.35%, 2/15/2028		2,000,000	1,792,500
TRI Pointe Group, Inc., 5.25%, 6/1/2027		890,000	816,575
United Rentals North America, Inc., 5.75%, 11/15/2024		630,000	644,175
Unitymedia Hessen GmbH & Co., KG, 144A, 5.0%, 1/15/2025		1,800,000	1,831,500
UPC Holding BV, 144A, 5.5%, 1/15/2028		3,090,000	2,835,075
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	1,000,000	1,196,315
144A, 5.375%, 1/15/2025		2,585,000	2,494,525
UPCB Finance VII Ltd., 144A, 3.625%, 6/15/2029	EUR	920,000	1,063,699
Videotron Ltd., 144A, 5.125%, 4/15/2027		1,850,000	1,817,625
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,720,000	1,683,880
Virgin Media Finance PLC, 144A, 4.5%, 1/15/2025	EUR	1,000,000	1,185,856
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,490,000	3,280,600
144A, 5.5%, 8/15/2026		790,000	752,475
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	364,450
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,010,976
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		2,400,000	2,286,000
			92,047,976
Consumer Staples 4.2%
Aramark International Finance Sarl, 144A, 3.125%, 4/1/2025	EUR	1,000,000	1,209,985
Chobani LLC, 144A, 7.5%, 4/15/2025		220,000	201,575
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	3,078,477
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		4,000,000	3,850,000
FAGE International SA, 144A, 5.625%, 8/15/2026		840,000	751,800
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		1,815,000	1,699,312
144A, 6.75%, 2/15/2028		1,930,000	1,823,850
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,514,117
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		365,000	349,031
144A, 5.875%, 9/30/2027		1,125,000	1,049,063
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		300,000	285,750
144A, 5.75%, 3/1/2027		1,400,000	1,361,500
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		1,300,000	1,075,750
			18,250,210
Energy 20.5%
Antero Midstream Partners LP, 5.375%, 9/15/2024		675,000	677,531
Antero Resources Corp.:
5.125%, 12/1/2022		730,000	731,825
5.375%, 11/1/2021		2,120,000	2,149,150
5.625%, 6/1/2023		235,000	239,700
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,560,000	1,579,968
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		675,000	729,000
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		2,485,000	2,492,455
5.875%, 3/31/2025		970,000	1,020,925
7.0%, 6/30/2024		2,475,000	2,716,312
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022 (b)		832,000	877,760
8.0%, 1/15/2025 (b)		1,190,000	1,219,750
8.0%, 6/15/2027 (b)		2,875,000	2,939,687
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		890,000	872,200
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		1,320,000	1,333,200
6.25%, 4/1/2023		1,745,000	1,779,900
DCP Midstream Operating LP:
3.875%, 3/15/2023		800,000	778,000
5.375%, 7/15/2025		1,535,000	1,567,619
Diamondback Energy, Inc., 4.75%, 11/1/2024		685,000	664,450
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		285,000	278,588
144A, 5.75%, 1/30/2028		285,000	278,588
Energy Transfer Equity LP, 5.5%, 6/1/2027		3,320,000	3,403,000
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026		1,110,000	1,076,700
144A, 7.375%, 5/15/2024		465,000	488,250
Genesis Energy LP:
6.25%, 5/15/2026		1,695,000	1,593,300
6.5%, 10/1/2025		2,110,000	2,041,425
Gulfport Energy Corp.:
6.0%, 10/15/2024 (b)		365,000	352,225
6.375%, 5/15/2025		640,000	620,800
6.375%, 1/15/2026		1,105,000	1,069,087
Halcon Resources Corp., 6.75%, 2/15/2025		1,990,000	1,845,725
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026		1,010,000	1,015,050
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		945,000	908,381
144A, 5.75%, 10/1/2025		735,000	733,163
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		1,385,000	1,417,949
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	342,844
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026		803,000	788,948
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		700,000	699,125
6.25%, 3/15/2023		630,000	633,150
MEG Energy Corp., 144A, 6.375%, 1/30/2023		1,140,000	1,028,850
Murphy Oil Corp., 5.75%, 8/15/2025		740,000	741,864
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		405,000	402,469
Nabors Industries, Inc., 5.5%, 1/15/2023 (b)		1,500,000	1,445,595
Newfield Exploration Co.:
5.375%, 1/1/2026		1,110,000	1,134,975
5.75%, 1/30/2022		1,100,000	1,146,750
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026 (b)		970,000	996,675
NuStar Logistics LP, 5.625%, 4/28/2027		1,488,000	1,452,660
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		947,000	964,756
6.875%, 1/15/2023 (b)		360,000	368,100
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		180,000	177,750
144A, 5.375%, 1/15/2025		260,000	258,700
144A, 5.625%, 10/15/2027		505,000	501,213
PDC Energy, Inc., 6.125%, 9/15/2024		860,000	863,225
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		1,030,000	1,060,900
Precision Drilling Corp.:
6.5%, 12/15/2021		1,597,787	1,625,749
144A, 7.125%, 1/15/2026 (b)		885,000	908,231
QEP Resources, Inc., 5.625%, 3/1/2026 (b)		685,000	659,313
Range Resources Corp.:
4.875%, 5/15/2025 (b)		680,000	629,850
5.0%, 8/15/2022		3,350,000	3,283,000
5.0%, 3/15/2023		1,000,000	958,750
5.875%, 7/1/2022		395,000	396,975
Resolute Energy Corp., 8.5%, 5/1/2020		314,000	314,589
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		1,085,000	1,106,700
Southwestern Energy Co.:
4.1%, 3/15/2022 (b)		1,500,000	1,425,000
6.2%, 1/23/2025 (b)		725,000	715,031
7.75%, 10/1/2027 (b)		2,350,000	2,457,219
Sunoco LP:
144A, 5.5%, 2/15/2026		1,015,000	965,519
144A, 5.875%, 3/15/2028		285,000	267,900
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028		1,940,000	1,830,875
5.375%, 2/1/2027		1,850,000	1,831,481
144A, 5.875%, 4/15/2026		938,000	956,760
Transocean Guardian Ltd., 144A, 5.875%, 1/15/2024 (b)		350,000	353,500
Transocean Pontus Ltd., 144A, 6.125%, 8/1/2025 (b)		945,000	962,728
Transocean, Inc., 144A, 9.0%, 7/15/2023		900,000	970,875
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		310,000	299,925
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026		1,478,000	1,520,492
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		595,000	550,375
7.75%, 6/15/2021 (b)		515,000	531,094
8.25%, 6/15/2023 (b)		825,000	818,812
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		2,305,000	2,351,100
WildHorse Resource Development Corp.:
6.875%, 2/1/2025		280,000	282,800
144A, 6.875%, 2/1/2025		720,000	727,200
WPX Energy, Inc.:
5.25%, 9/15/2024		760,000	755,250
6.0%, 1/15/2022		260,000	269,750
8.25%, 8/1/2023		800,000	905,040
			88,132,095
Financials 0.7%
Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	905,778
CIT Group, Inc., 4.125%, 3/9/2021		130,000	129,838
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		295,000	304,647
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		285,000	285,000
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	449,515
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026		1,009,000	1,026,657
			3,101,435
Health Care 6.0%
Avantor, Inc., 144A, 6.0%, 10/1/2024		525,000	526,313
Bausch Health Companies, Inc.:
144A, 5.625%, 12/1/2021		1,025,000	1,014,750
144A, 5.875%, 5/15/2023		720,000	691,560
144A, 6.125%, 4/15/2025		785,000	735,938
144A, 6.5%, 3/15/2022		2,030,000	2,116,681
144A, 7.0%, 3/15/2024		1,510,000	1,600,977
144A, 7.5%, 7/15/2021		1,650,000	1,683,000
144A, 8.5%, 1/31/2027		1,380,000	1,417,260
144A, 9.25%, 4/1/2026		710,000	755,263
Centene Corp., 144A, 5.375%, 6/1/2026		770,000	788,287
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		180,000	182,250
DaVita, Inc.:
5.0%, 5/1/2025		750,000	706,875
5.125%, 7/15/2024		750,000	729,844
Endo Dac, 144A, 6.0%, 7/15/2023		465,000	395,250
Endo Finance LLC, 144A, 5.375%, 1/15/2023		455,000	383,906
HCA, Inc., 5.25%, 6/15/2026		1,245,000	1,263,675
LifePoint Health, Inc., 5.5%, 12/1/2021		1,200,000	1,221,000
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		345,000	297,131
Nidda BondCo GmbH, 144A, 5.0%, 9/30/2025	EUR	300,000	332,828
Nidda Healthcare Holding AG, 144A, 3.5%, 9/30/2024	EUR	1,300,000	1,484,294
Tenet Healthcare Corp.:
4.5%, 4/1/2021		730,000	731,825
5.125%, 5/1/2025		680,000	659,600
6.75%, 6/15/2023 (b)		300,000	304,560
144A, 7.0%, 8/1/2025		100,000	100,375
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		5,000,000	4,662,134
6.0%, 4/15/2024		200,000	206,927
6.75%, 3/1/2028		860,000	917,428
			25,909,931
Industrials 7.8%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,680,000	1,688,400
144A, 6.0%, 10/15/2022		1,520,000	1,531,400
REG S, 6.125%, 1/15/2023		1,860,000	1,890,225
144A, 7.5%, 12/1/2024		1,610,000	1,712,637
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025		700,000	714,000
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		235,000	238,525
Covanta Holding Corp.:
5.875%, 3/1/2024		425,000	425,000
5.875%, 7/1/2025		1,500,000	1,466,250
DAE Funding LLC:
144A, 4.5%, 8/1/2022		67,000	65,995
144A, 5.0%, 8/1/2024		173,000	169,973
GFL Environmental, Inc.:
144A, 5.375%, 3/1/2023		65,000	60,593
144A, 5.625%, 5/1/2022		875,000	831,250
Hulk Finance Corp., 144A, 7.0%, 6/1/2026		1,500,000	1,410,000
IHO Verwaltungs GmbH:
144A, 4.125%, 9/15/2021		1,000,000	987,500
144A, 4.5%, 9/15/2023		798,000	766,080
La Financiere Atalian SAS, 144A, 4.0%, 5/15/2024	EUR	780,000	880,489
LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,880,577
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	373,700
Novelis Corp.:
144A, 5.875%, 9/30/2026		785,000	752,619
144A, 6.25%, 8/15/2024		4,185,000	4,195,462
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		1,250,000	1,193,750
144A, 5.25%, 8/15/2022		2,725,000	2,725,000
144A, 5.5%, 2/15/2024		1,940,000	1,915,750
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		15,000	16,069
Summit Materials LLC:
144A, 5.125%, 6/1/2025		190,000	180,263
6.125%, 7/15/2023		705,000	715,575
8.5%, 4/15/2022		310,000	333,250
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,655,966
Tennant Co., 5.625%, 5/1/2025		170,000	169,150
TransDigm, Inc., 5.5%, 10/15/2020		950,000	951,187
WESCO Distribution, Inc., 5.375%, 6/15/2024		675,000	663,188
Wittur International Holding GmbH, REG S, 8.5%, 2/15/2023	EUR	750,000	886,370
			33,446,193
Information Technology 3.3%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	502,850
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,170,675
Dell International LLC, 144A, 5.875%, 6/15/2021		545,000	558,100
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		1,040,000	1,044,470
First Data Corp.:
144A, 5.375%, 8/15/2023		1,400,000	1,419,250
144A, 7.0%, 12/1/2023		2,200,000	2,301,750
Netflix, Inc.:
3.625%, 5/15/2027	EUR	1,610,000	1,850,648
4.375%, 11/15/2026 (b)		1,000,000	937,500
5.875%, 2/15/2025		500,000	512,600
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023 (b)		310,000	288,688
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,091,188
Western Digital Corp., 4.75%, 2/15/2026		975,000	958,547
Zayo Group LLC, 6.0%, 4/1/2023		1,430,000	1,467,537
			14,103,803
Materials 17.2%
AK Steel Corp.:
6.375%, 10/15/2025		1,580,000	1,457,550
7.0%, 3/15/2027 (b)		965,000	915,544
7.5%, 7/15/2023		700,000	722,750
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		1,225,000	1,195,906
144A, 7.25%, 5/15/2024		1,755,000	1,829,587
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		685,000	678,150
BWAY Holding Co., 144A, 4.75%, 4/15/2024	EUR	1,800,000	2,110,408
Cascades, Inc., 144A, 5.5%, 7/15/2022		73,000	72,453
Cemex SAB de CV:
144A, 7.75%, 4/16/2026 (b)		2,858,000	3,145,972
REG S, 7.75%, 4/16/2026		1,000,000	1,100,760
Chemours Co., 5.375%, 5/15/2027		700,000	680,750
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		313,000	279,353
Constellium NV:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,680,025
144A, 4.625%, 5/15/2021	EUR	1,150,000	1,364,090
144A, 5.75%, 5/15/2024		425,000	419,688
144A, 6.625%, 3/1/2025 (b)		4,500,000	4,588,605
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		2,277,000	2,217,229
144A, 6.875%, 3/1/2026		740,000	720,575
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		1,280,000	1,288,832
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		740,000	716,875
3.875%, 3/15/2023		1,450,000	1,395,625
4.0%, 11/14/2021		1,000,000	991,250
5.4%, 11/14/2034		1,010,000	926,675
5.45%, 3/15/2043		210,000	186,480
Hexion, Inc.:
6.625%, 4/15/2020		706,000	665,405
144A, 10.375%, 2/1/2022		250,000	245,938
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		5,185,000	5,334,069
144A, 7.625%, 1/15/2025		1,395,000	1,440,337
Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	710,637
Mercer International, Inc.:
144A, 5.5%, 1/15/2026		510,000	497,250
6.5%, 2/1/2024		620,000	633,950
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		1,190,000	1,149,480
144A, 5.25%, 6/1/2027		1,075,000	1,006,189
Nufarm Australia Ltd., 144A, 5.75%, 4/30/2026		1,420,000	1,363,200
Nyrstar Netherlands Holdings BV:
144A, 8.5%, 9/15/2019	EUR	500,000	547,338
REG S, 8.5%, 9/15/2019	EUR	1,500,000	1,642,013
OCI NV:
144A, 5.0%, 4/15/2023	EUR	320,000	393,227
144A, 6.625%, 4/15/2023		1,116,000	1,140,050
OI European Group BV, 144A, 4.0%, 3/15/2023		1,260,000	1,190,700
Perstorp Holding AB, 144A, 3-month EURIBOR + 4.250% floor, 4.25% **, 9/15/2022	EUR	1,500,000	1,756,217
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		1,115,000	1,023,012
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025		650,000	653,055
144A, 6.5%, 2/1/2022		2,400,000	2,460,000
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		9,470,000	9,416,968
144A, 7.0%, 7/15/2024		1,925,000	1,949,062
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,183,499
144A, 4.875%, 9/15/2025		1,000,000	957,500
Teck Resources Ltd.:
6.125%, 10/1/2035		950,000	985,625
6.25%, 7/15/2041		900,000	938,250
Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		1,045,000	1,037,162
United States Steel Corp.:
6.25%, 3/15/2026		518,000	518,000
6.875%, 8/15/2025		2,030,000	2,075,614
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		205,000	208,588
			73,807,467
Real Estate 1.4%
CyrusOne LP, (REIT), 5.375%, 3/15/2027		1,410,000	1,399,425
Equinix, Inc., (REIT), 2.875%, 2/1/2026	EUR	1,130,000	1,284,869
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028		960,000	888,000
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		1,000,000	967,500
(REIT), 5.25%, 8/1/2026		170,000	167,875
SBA Communications Corp., 4.0%, 10/1/2022		1,500,000	1,451,730
			6,159,399
Telecommunication Services 7.2%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		1,400,000	1,431,500
Series W, 6.75%, 12/1/2023 (b)		300,000	307,500
Series Y, 7.5%, 4/1/2024 (b)		2,385,000	2,492,349
Digicel Ltd., REG S, 6.0%, 4/15/2021		1,476,000	1,365,300
eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	597,129
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		275,000	199,031
10.5%, 9/15/2022 (b)		1,600,000	1,452,000
11.0%, 9/15/2025 (b)		650,000	527,111
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,400,000	1,403,920
144A, 8.0%, 2/15/2024		2,303,000	2,429,665
144A, 9.75%, 7/15/2025		2,270,000	2,426,062
Sprint Capital Corp.:
6.875%, 11/15/2028		660,000	635,250
8.75%, 3/15/2032		760,000	817,950
Sprint Corp.:
7.125%, 6/15/2024		3,815,000	3,917,528
7.625%, 3/1/2026 (b)		1,355,000	1,405,813
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		1,350,000	1,251,720
6.375%, 3/1/2025		1,019,000	1,062,308
6.5%, 1/15/2026		35,000	36,706
Telesat Canada, 144A, 8.875%, 11/15/2024		3,230,000	3,464,175
ViaSat, Inc., 144A, 5.625%, 9/15/2025		385,000	363,825
Zayo Group LLC:
144A, 5.75%, 1/15/2027		2,410,000	2,385,900
6.375%, 5/15/2025		1,005,000	1,040,175
			31,012,917
Utilities 2.6%
AmeriGas Partners LP:
5.5%, 5/20/2025		675,000	653,062
5.75%, 5/20/2027		675,000	645,469
Calpine Corp.:
144A, 5.25%, 6/1/2026		710,000	670,950
5.75%, 1/15/2025 (b)		390,000	358,800
NGL Energy Partners LP, 5.125%, 7/15/2019		395,000	396,481
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028 (b)		1,545,000	1,533,103
6.25%, 7/15/2022		3,095,000	3,191,719
Vistra Energy Corp.:
5.875%, 6/1/2023		570,000	586,388
7.375%, 11/1/2022		1,100,000	1,148,125
7.625%, 11/1/2024		390,000	417,905
144A, 8.125%, 1/30/2026		1,275,000	1,401,289
			11,003,291
Total Corporate Bonds (Cost $397,960,393)			396,974,717
Government & Agency Obligations 1.0%
U.S. Treasury Obligations
U.S. Treasury Bills:
1.381% ***, 10/11/2018		2,100,000	2,091,960
1.659% ***, 10/11/2018		1,000,000	996,172
1.659% ***, 10/11/2018		1,000,000	996,171
Total Government & Agency Obligations (Cost $4,087,480)			4,084,303
Loan Participations and Assignments 1.6%
Senior Loans **
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.84%, 1/15/2024		744,246	745,820
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.827%, 1/31/2025		2,487,500	2,452,364
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.577%, 2/28/2025		1,269,250	1,266,800
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.322%, 7/17/2025		1,989,924	1,982,283
Energy Transfer Equity LP, Term Loan B, 3-month USD LIBOR + 2.000%, 4.064%, 2/2/2024		400,000	399,376
Total Loan Participations and Assignments (Cost $6,844,232)			6,846,643
Convertible Bonds 0.5%
Consumer Discretionary 0.1%
DISH Network Corp., 2.375%, 3/15/2024		225,000	195,727
Materials 0.4%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0% , 16.307% PIK**, 10/18/2025 (c)		1,526,625	1,820,500
Total Convertible Bonds (Cost $1,753,695)			2,016,227
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		388	7,977
Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)		576,577	121,081
GEO Specialty Chemicals, Inc. 144A* (c)		1,703	358
			121,439
Total Common Stocks (Cost $334,655)			129,416
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $239,283)		1,219	55,770
Securities Lending Collateral 9.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (d) (e) (Cost $40,873,468)		40,873,468	40,873,468
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 1.86% (d) (Cost $14,655,284)		14,655,284	14,655,284
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $466,748,490)		108.3	465,635,828
Other Assets and Liabilities, Net		(8.3)	(35,539,862)
Net Assets		100.0	430,095,966

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 9.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (d) (e)
36,204,404	4,669,064	—	—	—	296,939	—	40,873,468	40,873,468
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 1.86% (d)
33,078,752	222,529,100	240,952,568	—	—	176,614	—	14,655,284	14,655,284
69,283,156	227,198,164	240,952,568	—	—	473,553	—	55,528,752	55,528,752

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $39,291,809, which is 9.1% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

As of July 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,058,608	EUR	902,840	8/31/2018	(362)	Merrill Lynch & Co., Inc.
EUR	37,914,189	USD	44,307,090	8/31/2018	(133,266)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(133,628)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$396,974,717	$—	$396,974,717
Government & Agency Obligations	—	4,084,303	—	4,084,303
Loan Participations and Assignments	—	6,846,643	—	6,846,643
Convertible Bonds	—	195,727	1,820,500	2,016,227
Common Stocks	7,977	—	121,439	129,416
Warrant	—	—	55,770	55,770
Short-Term Investments (f)	55,528,752	—	—	55,528,752
Total	$55,536,729	$408,101,390	$1,997,709	$465,635,828
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(133,628)	$—	$(133,628)
Total	$—	$(133,628)	$—	$(133,628)

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Exposure	Forward Currency Contracts
Foreign Exchange Contracts	$ (133,628)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018